CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Common Shares Retroactive application of recapitalization	Common Shares	Members Series A As Previously Reported	Members Series A Retroactive application of recapitalization	Members Series A	Members Series B units As Previously Reported	Members Series B units Retroactive application of recapitalization	Members Series B units	Members Series C As Previously Reported	Members Series C Retroactive application of recapitalization	Members Series C	Additional Paid-In Capital	Accumulated Deficit As Previously Reported	Accumulated Deficit Retroactive application of recapitalization	Accumulated Deficit	As Previously Reported	Total
Balance as of beginning at Dec. 31, 2022															$ (121,659,065)		$ (121,659,065)
Balance as of beginning (in units) at Dec. 31, 2022					245,300			9,590,106			1,336,067
STATEMENTS OF MEMBERS' DEFICIT
Adjustment to shareholder receivables												$ (10,116)					(10,116)
Share-based compensation												99,365					99,365
Share-based compensation (in shares)								316,721			248,260
Preferred A Unit dividend												(89,249)			(1,993,027)		(2,082,276)
Net income (loss)															(35,532,791)		(35,532,791)
Balance as of ending at Dec. 31, 2023	$ 454	$ 454											$ (159,184,883)	$ (454)	(159,184,883)	$ (159,184,883)	(159,184,883)
Balance as of ending (in units) at Dec. 31, 2023	4,584,273		245,300	(245,300)	245,300	9,906,827	(9,906,827)	9,906,827	1,584,327	(1,584,327)	1,584,327
STATEMENTS OF MEMBERS' DEFICIT
Adjustment to shareholder receivables												(630)					(630)
Preferred A Unit dividend												630			(545,989)		(545,359)
Net income (loss)															(18,437,453)		(18,437,453)
Balance as of ending at Mar. 31, 2024		$ 454													(178,168,779)		(178,168,325)
Balance as of ending (in units) at Mar. 31, 2024		4,584,273
Balance as of beginning at Dec. 31, 2023	$ 454	$ 454											(159,184,883)	(454)	(159,184,883)	(159,184,883)	(159,184,883)
Balance as of beginning (in units) at Dec. 31, 2023	4,584,273		245,300	(245,300)	245,300	9,906,827	(9,906,827)	9,906,827	1,584,327	(1,584,327)	1,584,327
STATEMENTS OF MEMBERS' DEFICIT
Adjustment to shareholder receivables												(4,113)					(4,113)
Share-based compensation												38,486					38,486
Preferred A Unit dividend												(34,373)			(2,225,914)		$ (2,260,287)
Reverse recapitalization transactions, net (in shares)																	18,732,670
Net income (loss)															(23,065,795)		$ (23,065,795)
Balance as of ending at Dec. 31, 2024	$ 1,418	$ 1,418											$ (184,476,592)	$ (1,418)	(184,476,592)	$ (184,476,592)	(184,476,592)
Balance as of ending (in units) at Dec. 31, 2024	14,184,397	14,184,397	245,300	(245,300)	245,300	9,906,827	(9,906,827)	9,906,827	1,584,327	(1,584,327)	1,584,327
STATEMENTS OF MEMBERS' DEFICIT
Conversion of debt to common shares		$ 225										7,917,711					7,917,936
Conversion of debt to common shares (in shares)		2,248,945
Issuance of common shares for the settlement of accounts payable		$ 110										2,567,242					2,567,352
Issuance of common shares for the settlement of accounts payable (in shares)		1,101,868
Issuance of common shares in connection with non-redemption agreements		$ 40										901,049					901,089
Issuance of common shares in connection with non-redemption agreements (in shares)		404,076
Settlement of derivative liabilities into common shares		$ 259										5,906,181					5,906,440
Settlement of derivative liabilities into common shares (in shares)		2,593,000
Common shares issued in exchange for cash		$ 30										999,970					$ 1,000,000
Common shares issued in exchange for cash (in shares)		303,951															6,876,840
Share-based compensation		$ 23										470,228					$ 470,250
Share-based compensation (in shares)		225,000
Reverse recapitalization transactions, net		$ 455										112,464,679					112,465,134
Reverse recapitalization transactions, net (in shares)		4,548,273
Net income (loss)															(2,687,437)		(2,687,437)
Balance as of ending at Mar. 31, 2025		$ 2,561										$ 131,227,060			$ (187,165,447)		$ (55,935,827)
Balance as of ending (in units) at Mar. 31, 2025		25,609,510